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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 -----------------------------------------
   Address:      30 Rowes Wharf
                 -----------------------------------------
                 Boston, MA 02110
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-04219
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   617-772-8525
         -------------------------------

Signature, Place, and Date of Signing:
Kim Carroll                        Boston, MA           05/09/03
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                              ------------

Form 13F Information Table Entry Total:                 41
                                              ------------

Form 13F Information Table Value Total:       $204,773,797
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name

     ---       --------------------         -------------------

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

as of  3/31/03                        FORM 13F

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                           (SEC USE ONLY)
Page 1 of 2
                                                                                  ITEM 6:                           ITEM 8:
                                                               ITEM 5:      INVESTMENT DISCRETION                    VOTING
ITEM 1:                 ITEM 2:     ITEM 3:     ITEM 4:       SHARES OF     ---------------------   ITEM 7:    AUTHORITY (SHARES)
NAME OF ISSUER          TITLE OF     CUSIP     FAIR MARKET    PRINCIPAL      (b) SHARED-    (c)    MANAGERS   --------------------
                        CLASS       NUMBER       VALUE          AMOUNT   (a)  AS DEFINED   SHARED-    SEE       (a)    (b)    (c)
                                                                        SOLE  IN INSTR. V   OTHER    INSTR. V   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abgenix                 Common    00039B107   $4,306,500      495,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Adolor                  Common    00724X102    5,134,371      518,100     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Aradigm                 Common    038505103      437,500      350,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Biofield                Common    090591207      237,294      878,866     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Biofield (Restricted)   Common    090591207      216,000    1,000,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Biopure                 Common    09065H915      566,951      169,746     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
BioTransplant           Common    09066Y107      106,878      712,518     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Catalytica Energy
   Systems              Common    148884109      327,714      128,515     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Celgene                 Common    151020104   17,995,200      690,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Labs      Common    159864107    3,626,392      142,100     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Corixa                  Common    21887F100    4,901,524      716,597     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Cubist
  Pharmaceuticals       Common    229990981    7,673,620      958,005     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics         Common    126667104    9,849,916      546,307     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
deCODE Genetics         Common     24386104    2,876,750    1,555,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Dyax                    Common    26746E103    1,208,021      694,265     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                Common    278856109    1,889,127      237,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Endocardial
  Solutions             Common    292962107    4,616,665    1,666,666     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
EP MedSystems           Common    26881P103    1,784,500    1,075,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Exelixis                Common    30161Q104    8,138,520    1,222,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme                 Common    372917104    4,957,200      136,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences         Common    37555B103   15,242,370      363,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories      Common    45168D104    8,742,500      250,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
IMPAX Laboratories      Common    45256B101    3,637,798      810,200     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
IVAX                    Common    465823102    6,668,900      544,400     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences       Common    50064W107    3,296,832      739,200     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Lexicon Genetics        Common   5288872104    2,274,300      570,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Lynx Therapeutics       Common    551812308      507,590      283,570     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences      Common    572901106   22,251,989      780,224     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune               Common    584699102   13,493,130      411,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Millennium
  Pharmaceuticals       Common    599902103    5,482,350      697,500     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Molecular Devices       Common    60851C107    3,518,293      290,768     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Orthovita               Common    68750U102    5,100,000    1,700,000     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Quintiles
  Transnational         Common    748767100    1,859,264      152,900     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals   Common    766559108      760,350    1,027,500     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Sontra (Restricted)     Common    83568W109    1,325,534    1,142,702     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Telik                   Common    87959M109    8,959,977      666,665     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic
  Therapies             Common    893735100    2,264,696      382,550     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Tularik                 Common    899165104    2,047,296      405,405     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Vertex
  Pharmaceuticals       Common    92532F100    2,109,464      189,700     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
Vicuron
  Pharmaceuticals       Common    925314106    7,547,871      696,941     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------
WebMD                   Common    94769M105    6,832,650      757,500     X                            NA         X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                               $204,773,797
-----------------------------------------------------------------------------------------------------------------------------------